Fair Value Measurements (Details) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021
Fair Value Disclosures [Abstract]
Change in fair value of derivative warrant liabilities	$ 16,391,000	$ 16,077,000